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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 7/1/09-6/30/10
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03178
Reporting Period: 07/01/2009 - 06/30/2010
RiverSource Bond Series, Inc.









======================== RiverSource Floating Rate Fund ========================


PIONEER FLOATING RATE TRUST

Ticker:       PHD            Security ID:  72369J102
Meeting Date: OCT 8, 2009    Meeting Type: Annual
Record Date:  JUL 9, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Mary K. Bush              For       Withhold     Management
1.2   Elect Trustee Thomas J. Perna           For       For          Management
2     Approve Investment Management Agreement For       For          Management




==================== RiverSource Income Opportunities Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== RiverSource Inflation Protected Securities Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== RiverSource Limited Duration Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Bond Series, Inc.


By (Signature and Title)* /s/ J. Kevin Connaughton
                          ----------------------------------------
                          J. Kevin Connaughton
                          President

Date                      August 23, 2010

* Print the name and title of each signing officer under his or her signature.